Employee Defined - Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Percentage of contributions that fully vest	100.00%
Employer contribution, percentage of employee's eligible compensation	3.00%
Contributions	$ 0.6	$ 0.4